Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal
State
Deferred expense (benefit)	5,776	645
Deferred tax asset valuation allowance	(5,776)	(645)
Income tax provision